CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2025
CONTRACT LIABILITIES
CONTRACT LIABILITIES

18.  CONTRACT LIABILITIES

The breakdown of contract liabilities is as follows:

a.	Current

	2024	2025
Advances from customers for B2C	3,529	3,396
Advances from customers for B2B ICT	2,208	2,774
Advances from customers for International	679	814
Advances from customers for B2B Infra	699	492
Advances from customers for others	623	494
Total	7,738	7,970

b.	Non-Current

	2024	2025
Advances from customers for International	948	1,059
Advances from customers for B2B ICT	244	581
Advances from customers for B2C	602	558
Advances from customers for others	690	653
Total	2,484	2,851

Movements of contract liabilities for the years ended December 31, 2024 and 2025 are as follows:

	2024	2025
At January, 1	9,439	10,222
Deferred during the year	7,631	8,337
Recognized as revenue during the year	(6,848)	(7,738)
At December, 31	10,222	10,821
Current	(7,738)	(7,970)
Non-Current	2,484	2,851

Refer to Note 31 for details of related party transactions.